Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Suppliers, repairers	$ 8,884	$ 12,933
Insurers, agents and brokers	210	303
Payables to charterers	3,416	1,967
EUAs	11,708	(0)
Other creditors	2,116	2,398
Total	$ 26,334	$ 17,601